INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE	12 Months Ended
Dec. 31, 2015
Intangible Assets And Below Market Lease Excluding Goodwill [Abstract]
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
6.	INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE

Intangible assets, net consist of the following:

	As of December 31,
	2014	2015
Brand name	28,600	28,600
Franchise agreements	7,700	11,000
Non-compete agreement	400	400
Favorable lease agreements	79,378	120,661
Purchased software	35,298	44,405
Total	151,376	205,066
Less: Accumulated amortization	(46,839)	(60,254)
Total	104,537	144,812

Unfavorable lease

	As of December 31,
	2014	2015
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(2,604)	(2,893)
Unfavorable lease agreements, net	1,320	1,031

The values of favorable lease agreements were determined based on the estimated present value of the amount the Group has avoided paying as a result of entering into the lease agreements. Unfavorable lease agreements were determined based on the estimated present value of the acquired lease that exceeded market prices and are recognized as other long-term liabilities. The value of favorable and unfavorable lease agreements is amortized using the straight-line method over the remaining lease term.

Amortization expense of intangible assets for the years ended December 31, 2013, 2014 and 2015 amounted to RMB9,846, RMB11,101 and RMB13,415, respectively.

The annual estimated amortization expense for the above intangible assets and unfavorable lease for the following years is as follows:

	Amortization for	Amortization for
	Intangible Assets	Unfavorable Lease	Net Amortization
2016	14,683	(209)	14,474
2017	14,326	(130)	14,196
2018	13,222	(130)	13,092
2019	12,702	(130)	12,572
2020	12,322	(130)	12,192
Thereafter	48,957	(302)	48,655
	116,212	(1,031)	115,181